Taxes - Schedule of Effective Tax Rate (Details)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Effective Tax Rate [Abstract]
China Income tax statutory rate	25.00%	25.00%
Effect of PRC tax holiday	71.90%	(14.60%)
Permanent difference	30.30%
Research and development tax credit	(347.10%)	(6.80%)
Non-PRC entity not subject PRC income tax	206.50%	5.70%
Change in valuation allowance	81.90%	6.50%
Others		(0.50%)
Effective tax rate	68.50%	15.30%